Long-Term Investments (Tables)	12 Months Ended
Dec. 31, 2012
Schedule Of Long-Term Investments

	December 31,
	2012	2011
Investments in companies subject to significant influence:
Altynalmas Gold Ltd. (a)	$—	$—
Exco Resources Ltd. (b)	—	14,975
RDCC LLC	13,166	—
Available-for-sale equity securities (c)	36,017	68,637
Held-for-trading equity securities (d)	1,455	7,431
Other equity securities, cost method (e)	16,234	16,234

	$66,872	$107,277

(a)	The Company holds a 50.0% interest in Altynalmas, which owns the Kyzyl Gold Project that hosts the Bakyrchik and Bolshevik gold deposits in Kazakhstan.

	December 31,
	2012	2011
Amount due from Altynalmas	$156,751	$123,617
Share of equity method losses in excess of common share investment	(156,751)	(123,617)

Net investment in Altynalmas	$—	$—

Amounts advanced to Altynalmas bear interest compounded monthly at a rate per annum equal to the one month London Inter-bank Offered Rate (“LIBOR”) plus 3.0% and are due on demand.

During 2012, Turquoise Hill recorded a $33.1 million (2011 - $23.1 million) share of loss on this investment.

On February 13, 2013, the Company signed a binding agreement with Sumeru Gold BV for the sale of the Company’s 50% interest in Altynalmas for a total cash consideration of $300.0 million. Completion of the proposed transaction is subject to customary closing conditions, including regulatory approvals from the Republic of Kazakhstan’s competent authorities.

The transaction is expected to close in the second quarter of 2013.

(b)	During December 2011, Turquoise Hill received a $31.2 million distribution from Exco Resources Ltd. (“Exco”) following the finalization of the sale of a part of Exco’s business to Xstrata Copper. The distribution consisted of a capital return and a special dividend.

During 2012, Turquoise Hill recorded a $0.3 million (2011 - $40.3 million) share of income on its investment in Exco.

During 2012, Turquoise Hill recorded an other-than-temporary impairment of $1.7 million (2011 - $8.6 million) against its investment in Exco based on an assessment of the fair value of Exco.

On August 23, 2012, Turquoise Hill sold 24.3 million shares of Exco for proceeds of $4.8 million. This transaction resulted in a gain on sale of $0.5 million being recognized. As a result of this sale, Turquoise Hill ceased using the equity method and commenced classifying its remaining investment in Exco as an available-for-sale equity security.

On November 19, 2012, Turquoise Hill sold its remaining 55.0 million shares of Exco for proceeds of $15.1 million. This transaction resulted in a gain on sale of $5.6 million being recognized.

(c)	Available-for-sale equity securities

	December 31, 2012				December 31, 2011
	Equity Interest	Cost Basis	Unrealized Gain (Loss)	Fair Value	Equity Interest	Cost Basis	Unrealized Gain (Loss)	Fair Value
Ivanplats Limited - Class A common shares (i)	1.4%	$17,938	$729	$18,667	—	$—	$—	$—
Aspire Mining Limited (ii)	19.9%	8,727	—	8,727	19.9%	27,911	18,925	46,836
Entrée Gold Inc. (iii)	10.7%	6,259	—	6,259	10.9%	19,957	(3,202)	16,755
Emmerson Resources Limited	8.7%	3,003	(723)	2,280	8.8%	2,957	1,775	4,732
Other	—	96	(12)	84	—	96	218	314

		$36,023	$(6)	$36,017		$50,921	$17,716	$68,637

(i)	In October 2012, the Company received 3.7 million Class A common shares of Ivanplats Limited (“Ivanplats”) on conversion of the Ivanplats convertible bonds (Note 7 (c)).

(ii)	During 2012, Turquoise Hill recorded an other-than-temporary impairment of $19.2 million (2011 - $nil) against its investment in Aspire Mining Limited (“Aspire”) based on an assessment of the fair value of Aspire.

During 2011, Turquoise Hill acquired 17.6 million common shares of Aspire at a cost of $7.6 million.

(iii)	During 2012, Turquoise Hill recorded an other-than-temporary impairment of $13.7 million (2011 - $nil) against its investment in Entrée Gold Inc. (“Entrée”) based on an assessment of the fair value of Entrée.
(d)	Held-for-trading equity securities

During 2012, Turquoise Hill sold 10.0 million shares of Kangaroo Resources Limited (“Kangaroo”) for $1.5 million. This transaction resulted in a realized gain on sale of $38,000.

As at December 31, 2012, the market value of Turquoise Hill’s 1.1% investment in Kangaroo was $1.5 million, resulting in an unrealized loss of $4.5 million during the year ended December 31, 2012 (2011 - $2.8 million).

(e)	Other equity securities, cost method

	December 31, 2012		December 31, 2011
	Equity Interest	Cost Basis	Equity Interest	Cost Basis
Ivanplats Limited - Class B common shares (i)	11.8%	$16,119	8.8%	$16,119
Other	—	115	—	115

		$16,234		$16,234

(i)	In January 2011, the Company sold 1.4 million shares of Ivanplats for $14.0 million and recognized a gain on sale of $10.6 million.

Schedule Of Investments In Companies Subject To Significant Influence

	December 31,
	2012	2011

Amount due from Altynalmas	$156,751	$123,617
Share of equity method losses in excess of common share investment	(156,751)	(123,617)

Net investment in Altynalmas	$—	$—

Schedule Of Available-For-Sale Equity Securities

	December 31, 2012				December 31, 2011
	Equity Interest	Cost Basis	Unrealized Gain (Loss)	Fair Value	Equity Interest	Cost Basis	Unrealized Gain (Loss)	Fair Value

Ivanplats Limited - Class A common shares (i)	1.4%	$17,938	$729	$18,667	—	$—	$—	$—
Aspire Mining Limited (ii)	19.9%	8,727	—	8,727	19.9%	27,911	18,925	46,836
Entrée Gold Inc. (iii)	10.7%	6,259	—	6,259	10.9%	19,957	(3,202)	16,755
Emmerson Resources Limited	8.7%	3,003	(723)	2,280	8.8%	2,957	1,775	4,732
Other	—	96	(12)	84	—	96	218	314

		$36,023	$(6)	$36,017		$50,921	$17,716	$68,637

(i)	In October 2012, the Company received 3.7 million Class A common shares of Ivanplats Limited (“Ivanplats”) on conversion of the Ivanplats convertible bonds (Note 7 (c)).
(ii)	During 2012, Turquoise Hill recorded an other-than-temporary impairment of $19.2 million (2011 - $nil) against its investment in Aspire Mining Limited (“Aspire”) based on an assessment of the fair value of Aspire.

During 2011, Turquoise Hill acquired 17.6 million common shares of Aspire at a cost of $7.6 million.

(iii)	During 2012, Turquoise Hill recorded an other-than-temporary impairment of $13.7 million (2011 - $nil) against its investment in Entrée Gold Inc. (“Entrée”) based on an assessment of the fair value of Entrée.

Schedule Of Other Equity Securities, Cost Method

	December 31, 2012		December 31, 2011
	Equity Interest	Cost Basis	Equity Interest	Cost Basis

Ivanplats Limited - Class B common shares (i)	11.8%	$16,119	8.8%	$16,119
Other	—	115	—	115

		$16,234		$16,234

(i)	In January 2011, the Company sold 1.4 million shares of Ivanplats for $14.0 million and recognized a gain on sale of $10.6 million.